Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment

	December 31,	December 31,
	2022	2021
Office equipment	$5,911	$1,526
Furniture and fixtures	2,447	2,607
Financing lease equipment	64,417	—
Machinery and equipment	41,656	—
Automobile	149,787	—
Property and equipment, gross	264,218	4,133
Less: Accumulated depreciation	(18,551)	(299)
Property and equipment, net	$245,667	$3,834